Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

16. Income Taxes

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands

WF Holding is domiciled in the Cayman Islands and currently enjoys permanent income tax holidays; and accordingly, WF Holding is not subject to any income tax.

British Virgin Islands

Under the current tax laws of the British Virgin Islands, WF Venture is not subject to tax on income or capital gains.

Malaysia

For Win-Fung and RBSB, the income tax is calculated at 24% of the estimated assessable profits for the relevant year.

Hong Kong

GKI is subject to a Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since the acquisition of GKI.

The components of profit (loss) before income tax expense are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
Domestic (Cayman Islands)	$(1,788,371)	$(159,527)	$(31,133)
Foreign (Malaysia)	469,185	278,544	726,747
Foreign (Hong Kong)	(1,924)	-	-
Foreign (BVI)	(3,343,820)	-	-
Total	$(4,664,930)	$119,017	$695,614

The provision for income taxes consisted of the following:

	Years Ended December 31,
	2025	2024	2023
Current income tax expenses
Domestic (Cayman Islands)	$-	$-	$-
Foreign (Malaysia)	80,619	65,954	220,915
Foreign (Hong Kong)	-	-	-
Foreign (BVI)	-	-	-
Total current income tax expense	80,619	$65,954	$220,915

Deferred income tax benefits
Domestic (Cayman Islands)	-	-	-
Foreign (Malaysia)	4,594	(58,540)	(16,702)
Foreign (Hong Kong)	-	-	-
Foreign (BVI)	-	-	-
Total deferred income tax benefits	4,594	(58,540)	(16,702)

Total income tax expense	$85,213	$7,414	$204,213

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction:

	Years Ended December 31,
	2025	2024	2023
Income taxes paid, net of refunds
Domestic (Cayman Islands)	$-	$-	$-
Foreign (Malaysia)	114,364	149,792	411,617
Foreign (Hong Kong)	-	-	-
Foreign (BVI)	-	-	-
Total	$114,364	$149,792	$411,617

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	Years Ended December 31,
	2025		2024		2023
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
(Loss) income before income tax expense	$(4,664,930)	-	$119,017	-	$695,614	-
Tax effect at the Malaysia corporate tax rates of 24%	(1,119,583)	24.00%	28,564	24.00%	166,947	24.00%
Tax effect of preferential tax rate	-	-	-	-	(9,873)	(1.42)%
Non-deductible expenditure	1,307,927	(28.04)%	75,535	63.47%	51,351	7.38%
Income not subject to tax	(30,813)	0.66%	(2,550)	(2.14)%	(2,559)	(0.37)%
Double tax deduction/ tax incentives	(1,673)	0.04%	(1,270)	(1.07)%	(1,653)	(0.24)%
Over provision in prior years	(70,645)	1.51%	(92,865)	(78.03)%	-	-
Total income tax expense	$85,213	(1.83)%	$7,414	6.23%	$204,213	29.36%

The over provision of $70,645 in prior years was mainly due to the Company’s initial assumption that certain revenue was taxable upon receipt. It was subsequently confirmed that such revenue may be taxed based on its accounting recognition. Accordingly, the excess tax provision from prior years was reversed in the current year.

Deferred income tax results from temporary differences in the recognition of income and expenses for financial reporting purposes and for tax purposes. The effect of temporary differences that gave rise to net deferred tax assets and deferred tax liabilities as follows:

	At December 31,
	2025	2024
Allowance for credit losses	$(146,544)	$(131,080)
Accelerated tax depreciation	100,420	80,362
	$(46,124)	$(50,718)